Disclosures on Financial Instruments - Summary of Reconciliation of Financial Assets Measured At Fair Value Using Significant Unobservable Inputs (Detail) - Level 3 [Member] ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning	₨ 7,382.6
Originated or purchased during the period	39,470.3
Interest accrued on FVOCI Loans	272.9
Proceeds during the period	(2,831.0)
Loan loss provision recognized	(168.9)
Fair value changes recognized through OCI	1,333.2
Fair value changes recognized through P& L	(1,215.9)
Foreign exchange translation difference	70.5
Balance at the end	₨ 44,313.7